Schedule I - Condensed Financial Information of Registrant - Condensed Statements of Cash Flows (Details 3) - USD ($) $ in Millions	5 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Statement of Operations
Net cash used for operating activities		$ 730	$ 380	$ 661
Cash flows from investing activities
Net cash provided by (used for) investing activities		(2,638)	1,841	(2,109)
Cash flows from financing activities
Proceeds from issuance of common stock		976	0	231
Net cash provided by (used for) financing activities		1,969	(1,772)	326
Net change in cash and cash equivalents		60	448	(1,123)
Cash and cash equivalents at beginning of period		879	431	1,554
Cash and cash equivalents at end of period	$ 431	939	879	431
Springleaf Holdings, Inc.
Condensed Statement of Operations
Net cash used for operating activities	0	23	0
Proceeds from Contributions from Affiliates	0	(1,100)	0
Repayment of Notes Receivable from Related Parties	0	96	0
Cash flows from investing activities
Change in receivable from affiliate	(230)	0	0
Net cash provided by (used for) investing activities	(230)	(1,004)	0
Cash flows from financing activities
Proceeds from issuance of common stock	236	976	0
Net cash provided by (used for) financing activities	236	976	0
Net change in cash and cash equivalents	6	(5)	0
Cash and cash equivalents at beginning of period		6	6
Cash and cash equivalents at end of period	6	1	6	$ 6
Supplemental non-cash financing activities
Increase in payable to affiliate for stock offering costs	$ 5	$ 2	$ 0